Income Taxes (Details 1) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income tax reconciliation
Current tax at U.S. statutory rate					$ 514,015	$ 189,847
Nondeductible/nontaxable items					2,436	1,343
State taxes, net of federal benefit
State effect of perm items
Valuation allowance activity					168,651	106,009
Deferred rate change						13,984
Current/deferred rate differential
Federal payable true-up					(9,248)
Other					1
Provision (benefit) for income taxes	$ (25,379)	$ 174,369	$ 113,897	$ 552,968	$ 675,854	$ 311,183
Percent of Pretax Income
Current tax at U.S. statutory rate					21.00%	21.00%
Nondeductible/nontaxable items					0.10%	0.15%
State taxes, net of federal benefit					0.00%	0.00%
State effect of perm items					0.00%	0.00%
Valuation allowance activity					6.89%	11.72%
Deferred rate change					0.00%	1.55%
Current/deferred rate differential					0.00%	0.00%
Federal payable true-up					(0.38%)	0.00%
Other					0.00%	0.00%
Total Income Tax Provision/(Benefit)					27.61%	34.42%
Landsea Homes [Member]
Income tax reconciliation
Provision (benefit) for income taxes			$ (6,738,000)	$ 2,597,000	$ 6,159,000	$ 4,613,000	$ 158,000
Percent of Pretax Income
Current tax at U.S. statutory rate					21.00%	21.00%	34.00%
State taxes, net of federal benefit					6.90%	7.30%	(102.60%)
Permanent differences					0.10%	0.00%	(5.70%)
Energy efficient home credit					(5.40%)	0.00%	0.00%
Return to provision adjustment					(1.20%)	(0.30%)	1.90%
Valuation allowance activity					0.00%	(16.80%)	842.00%
Deferred rate change					0.20%	0.00%	(859.90%)
Total Income Tax Provision/(Benefit)			25.40%	25.80%	21.60%	11.20%	(90.30%)